Schedule of Investments (unaudited) September 30, 2019	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.6%

Aerospace & Defense — 2.6%
Boeing Co. (The)	12,401	$4,718,208

Automobiles — 0.4%
Ferrari NV	5,041	776,768

Beverages — 2.3%
Constellation Brands, Inc., Class A	20,428	4,234,316

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.(a)	11,921	2,019,656

Capital Markets — 4.3%
CME Group, Inc.	16,509	3,489,012
S&P Global, Inc.	17,537	4,296,214

		7,785,226

Chemicals — 2.5%
Corteva, Inc.(a)	46,643	1,306,004
Sherwin-Williams Co. (The)	5,859	3,221,688

		4,527,692

Construction Materials — 1.1%
Vulcan Materials Co.	13,832	2,091,952

Containers & Packaging — 1.4%
Ball Corp.	35,793	2,606,088

Electronic Equipment, Instruments & Components — 1.0%
Keysight Technologies, Inc.(a)(b)	19,596	1,905,711

Entertainment — 2.4%
Netflix, Inc.(a)	16,130	4,316,711

Equity Real Estate Investment Trusts (REITs) — 1.9%
SBA Communications Corp.(a)	14,501	3,496,916

Health Care Equipment & Supplies — 6.5%
Align Technology, Inc.(a)	13,640	2,467,749
Becton Dickinson and Co.	9,560	2,418,297
Boston Scientific Corp.(a)	84,065	3,420,605
Intuitive Surgical, Inc.(a)	6,691	3,612,672

		11,919,323

Health Care Providers & Services — 2.1%
Humana, Inc.	3,122	798,202
UnitedHealth Group, Inc	14,339	3,116,151

		3,914,353

Hotels, Restaurants & Leisure — 0.7%
Domino’s Pizza, Inc	5,311	1,299,017

Industrial Conglomerates — 1.9%
Honeywell International, Inc.	6,130	1,037,196
Roper Technologies, Inc	6,584	2,347,854

		3,385,050

Interactive Media & Services — 9.4%
Alphabet, Inc., Class A(a)	4,249	5,188,624
Facebook, Inc., Class A(a)	28,856	5,138,676
IAC/InterActiveCorp(a)	19,840	4,324,525
Tencent Holdings Ltd.	60,400	2,526,407

		17,178,232

Internet & Direct Marketing Retail — 12.4%
Alibaba Group Holding Ltd., ADR(a)	21,294	3,560,996
Amazon.com, Inc.(a)	8,592	14,914,939
Booking Holdings, Inc.(a)	566	1,110,837

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
MercadoLibre, Inc.	5,533	$3,049,955

		22,636,727

IT Services — 11.8%
GoDaddy, Inc., Class A(a)	20,997	1,385,382
Mastercard, Inc., Class A	30,817	8,368,973
PayPal Holdings, Inc.(a)	17,069	1,768,178
Shopify, Inc., Class A(a)	2,317	722,116
Visa, Inc., Class A	53,823	9,258,094

		21,502,743

Life Sciences Tools & Services — 2.6%(a)
Illumina, Inc.	6,348	1,931,188
IQVIA Holdings, Inc.	18,626	2,782,352

		4,713,540

Machinery — 0.7%
Xylem, Inc.(b)	16,376	1,303,857

Pharmaceuticals — 1.5%
Zoetis, Inc.	21,340	2,658,751

Professional Services — 3.9%
CoStar Group, Inc.(a)	7,948	4,714,754
TransUnion	30,518	2,475,315

		7,190,069

Road & Rail — 1.1%
Union Pacific Corp.	12,965	2,100,071

Semiconductors & Semiconductor Equipment — 2.1%
ASML Holding NV (Registered), NYRS	15,790	3,922,552

Software — 18.5%
Adobe, Inc.(a)	15,933	4,401,491
Autodesk, Inc.(a)	19,811	2,926,085
Coupa Software, Inc.(a)	6,863	889,239
Intuit, Inc.	16,995	4,519,650
Microsoft Corp.	79,416	11,041,206
PTC, Inc.(a)	12,503	852,455
salesforce.com, Inc.(a)	34,731	5,155,470
ServiceNow, Inc.(a)	15,850	4,023,522

		33,809,118

Specialty Retail — 1.3%
Burlington Stores, Inc.(a)(b)	11,626	2,323,107

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	21,913	2,058,069

Total Common Stocks — 98.6% (Cost: $128,021,919)		180,393,823

Preferred Stocks — 0.6%

Software — 0.6%
Palantir Technologies, Inc., Series I (Acquired 02/11/14, cost $1,152,906), Series I(a)(c)(d)	188,076	1,145,383

Total Preferred Stocks — 0.6% (Cost: $1,152,906)		1,145,383

Total Long-Term Investments — 99.2% (Cost: $129,174,825)		181,539,206

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 3.2%(e)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%	1,600,235	$1,600,235
SL Liquidity Series, LLC, Money Market Series, 2.13%(f)	4,162,565	4,163,397

Total Short-Term Securities — 3.2% (Cost: $5,763,632)		5,763,632

Total Investments — 102.4% (Cost: $134,938,457)		187,302,838

Liabilities in Excess of Other Assets — (2.4)%		(4,449,245)

Net Assets — 100.0%		$182,853,593

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,145,383, representing 0.63% of its net assets as of period end, and an original cost of $1,152,906.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,749,583	(2,149,348)	1,600,235	$1,600,235	$17,951		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,608,561	(445,996)	4,162,565	4,163,397	8,134	(b)	(644)	99

				$5,763,632	$26,085		$(644)	$99

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

NYRS	New York Registered Shares

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Capital Appreciation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,718,208	$—	$—	$4,718,208
Automobiles	776,768	—	—	776,768
Beverages	4,234,316	—	—	4,234,316
Biotechnology	2,019,656	—	—	2,019,656
Capital Markets	7,785,226	—	—	7,785,226
Chemicals	4,527,692	—	—	4,527,692
Construction Materials	2,091,952	—	—	2,091,952
Containers & Packaging	2,606,088	—	—	2,606,088
Electronic Equipment, Instruments & Components	1,905,711	—	—	1,905,711
Entertainment	4,316,711	—	—	4,316,711
Equity Real Estate Investment Trusts (REITs)	3,496,916	—	—	3,496,916
Health Care Equipment & Supplies	11,919,323	—	—	11,919,323
Health Care Providers & Services	3,914,353	—	—	3,914,353
Hotels, Restaurants & Leisure	1,299,017	—	—	1,299,017
Industrial Conglomerates	3,385,050	—	—	3,385,050
Interactive Media & Services	14,651,825	2,526,407	—	17,178,232
Internet & Direct Marketing Retail	22,636,727	—	—	22,636,727
IT Services	21,502,743	—	—	21,502,743
Life Sciences Tools & Services	4,713,540	—	—	4,713,540
Machinery	1,303,857	—	—	1,303,857
Pharmaceuticals	2,658,751	—	—	2,658,751
Professional Services	7,190,069	—	—	7,190,069
Road & Rail	2,100,071	—	—	2,100,071
Semiconductors & Semiconductor Equipment	3,922,552	—	—	3,922,552
Software	33,809,118	—	—	33,809,118
Specialty Retail	2,323,107	—	—	2,323,107
Textiles, Apparel & Luxury Goods	2,058,069	—	—	2,058,069
Preferred Stocks (a)	—	—	1,145,383	1,145,383
Short-Term Securities	1,600,235	—	—	1,600,235

Subtotal	$179,467,651	$2,526,407	$1,145,383	$183,139,441

Investments Valued at Net Asset Value (“NAV”) (b)				4,163,397

Total Investments				$187,302,838

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Capital Appreciation Portfolio

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4